Annual Total Returns - Volumetric Fund	Dec. 31, 2024
Bar Chart Table:
Annual Return 2015	(4.69%)
Annual Return 2016	11.29%
Annual Return 2017	17.50%
Annual Return 2018	(10.26%)
Annual Return 2019	20.13%
Annual Return 2020	10.05%
Annual Return 2021	17.78%
Annual Return 2022	(14.25%)
Annual Return 2023	12.56%
Annual Return 2024	12.85%